3. EQUIPMENT (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equipment Details
Automobile	$ 41,805	$ 41,805
Laboratory Equipment	39,310	36,822
Office Equipment	6,466	6,466
Less Accumulated Depreciation	(35,963)	(18,989)
Total Property and Equipment	$ 51,618	$ 66,104